Agreement Payable	9 Months Ended
Apr. 30, 2020
Agreement Payable
Note - 7 Agreement Payable

As of April 30, 2020, the Company owes $159,207 (2018 - $nil) to a non-related party and requires monthly payments of $4,290.40 including interest at the rate of 5.66% per annum for a period of 48 months commencing November 1, 2019. The loan is secured by a collateral charge on production equipment.